Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments
Schedule of contractual maturities of financial liabilities, excluding derivative liabilities and investment contracts, on an undiscounted cash flow basis

	31 Dec 2021 $m
		Contractual maturity profile for financial liabilities
	Total		After 1	After 5	After 10	After 15			Total
	carrying	1 year	year to	years to	years to	years to	Over	No stated	undiscounted
Financial liabilities	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businesses*,note C5.1	6,127	1,872	1,253	1,817	1,642	—	—	750	7,334
Lease liabilities under IFRS 16	347	110	216	45	11	—	—	—	382
Other operational borrowings	514	514	—	—	—	—	—	—	514
Obligations under funding, securities lending and sale and repurchase agreements	223	223	—	—	—	—	—	—	223
Accruals, deferred income and other liabilities	7,983	5,972	—	—	—	—	—	2,011	7,983
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,664	5,664	—	—	—	—	—	—	5,664
Total	20,858	14,355	1,469	1,862	1,653	—	—	2,761	22,100

*

On 20 January 2022, US$1,725 million of notes in core structural borrowings of shareholder-financed businesses were redeemed. As of 31 December 2021, these amounts have been included as having a contractual maturity of 1 year or less in the table above.

	31 Dec 2020 $m
		Contractual maturity profile for financial liabilities
	Total		After 1	After 5	After 10	After 15			Total
	carrying	1 year	year to	years to	years to	years to	Over	No stated	undiscounted
Financial liabilities	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businessesnote C5.1	6,383	119	1,179	1,726	631	—	—	3,725	7,380
Lease liabilities under IFRS 16	445	132	285	68	20	—	—	—	505
Operational borrowings	501	501	—	—	—	—	—	—	501
Obligations under funding, securities lending and sale and repurchase agreements	271	271	—	—	—	—	—	—	271
Accruals, deferred income and other liabilities	8,445	6,845	183	—	—	—	—	1,504	8,532
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,481	5,481	—	—	—	—	—	—	5,481
Total continuing operations	21,526	13,349	1,647	1,794	651	—	—	5,229	22,670
Discontinued US operations	18,802	7,676	4,790	2,563	1,056	—	1	3,583	19,669
Total Group	40,328	21,025	6,437	4,357	1,707	—	1	8,812	42,339

Schedule of maturity profile of net derivative positions

	Carrying value of net derivatives $m
			Net
	Derivative	Derivative	derivative
	assets	liabilities	position
31 Dec 2021	481	(262)	219
31 Dec 2020	379	(439)	(60)

Schedule of maturity profile for investment contracts

The table below shows the maturity profile for investment contracts based on undiscounted cash flow projections of expected benefit payments from continuing operations.

	Maturity profile for investment contracts $m
	Total		After 1	After 5	After 10	After 15		Total
	carrying	1 year	year to	years to	years to	years to	Over	undiscounted
	value	or less	5 years	10 years	15 years	20 years	20 years	cash flows
31 Dec 2021	459	14	442	63	16	6	2	543
31 Dec 2020	470	14	490	2	1	—	—	507

Schedule of gross and net information about financial instruments subject to master netting arrangements

	31 Dec 2021 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities
	sheet	instruments	collateral	collateral	Net amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	170	(94)	(31)	(1)	44
Reverse repurchase agreements	2,135	—	—	(2,134)	1
Total financial assets	2,305	(94)	(31)	(2,135)	45
Financial liabilities:
Derivative liabilities	(165)	94	63	—	(8)
Securities lending and repurchase agreements	(222)	—	153	69	—
Total financial liabilities	(387)	94	216	69	(8)

	31 Dec 2020 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities	Net
	sheet	instruments	collateral	collateral	amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	304	(87)	(151)	—	66
Reverse repurchase agreements	587	—	—	(587)	—
Continuing operations	891	(87)	(151)	(587)	66
Discontinued US operations	2,220	(35)	(1,098)	(891)	196
Total financial assets	3,111	(122)	(1,249)	(1,478)	262
Financial liabilities:
Derivative liabilities	(160)	87	69	—	(4)
Securities lending and repurchase agreements	(271)	—	231	40	—
Continuing operations	(431)	87	300	40	(4)
Discontinued US operations	(1,156)	35	13	1,100	(8)
Total financial liabilities	(1,587)	122	313	1,140	(12)

Notes

(i)	The Group has not offset any of the amounts included in the balance sheet.
(ii)	Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)	In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2021 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Continuing operations		note (i)	note (ii)
Loans	—	616	5	621
Equity securities and holdings in collective investment schemes	54,107	6,917	577	61,601
Debt securities	76,049	22,987	58	99,094
Other investments (including derivative assets)	359	122	—	481
Derivative liabilities	(146)	(116)	—	(262)
Total financial investments, net of derivative liabilities	130,369	30,526	640	161,535
Investment contract liabilities without discretionary participation features	—	(814)	—	(814)
Net asset value attributable to unit holders of consolidated investment funds	(5,618)	(46)	—	(5,664)
Total financial instruments at fair value for continuing operations	124,751	29,666	640	155,057
Percentage of total ()%	81%	19%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value
With-profits	82,489	15,438	506	98,433
Unit-linked	24,024	2,343	5	26,372
Non-linked shareholder-backed business	23,856	12,745	129	36,730
Total financial investments net of derivative liabilities, at fair value	130,369	30,526	640	161,535
Percentage of total continuing operations ()%	81%	19%	0%	100%

Total financial investments, net of derivative liabilities at fair value	130,369	30,526	640	161,535
Other financial liabilities at fair value	(5,618)	(860)	—	(6,478)
Group total financial instruments at fair value	124,751	29,666	640	155,057

	31 Dec 2020 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	416	3,461	3,877
Equity securities and holdings in collective investment schemes	272,863	5,224	548	278,635
Debt securities	75,998	49,769	62	125,829
Other investments (including derivative assets)	123	2,477	1,866	4,466
Derivative liabilities	(298)	(184)	—	(482)
Total financial investments, net of derivative liabilities	348,686	57,702	5,937	412,325
Investment contract liabilities without discretionary participation features	—	(792)	—	(792)
Net asset value attributable to unit holders of consolidated investment funds	(5,464)	(17)	(494)	(5,975)
Other financial liabilities held at fair value	-	-	(3,589)	(3,589)
Total financial instruments at fair value	343,222	56,893	1,854	401,969
Percentage of total ()%	86%	14%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value, from continuing operations:
With-profits	78,203	11,481	395	90,079
Unit-linked	25,144	1,075	-	26,219
Non-linked shareholder-backed business	20,999	12,068	89	33,156
Total financial investments, net of derivative liabilities at fair value	124,346	24,624	484	149,454
Other financial liabilities at fair value	(5,464)	(809)	-	(6,273)
Total financial instruments, net of derivative liabilities, at fair value from continuing operations	118,882	23,815	484	143,181
Percentage of total continuing operations ()%	83%	17%	0%	100%

Total financial instruments, net of derivative liabilities, at fair value from discontinued US operations	224,340	33,078	1,370	258,788
Group total financial instruments at fair value	343,222	56,893	1,854	401,969

Notes

(i)

For continuing operations, of the total level 2 debt securities of $22,987 million at 31 December 2021 (31 December 2020: $18,868 million), $24 million (31 December 2020: $140 million) are valued internally.

(ii)

At 31 December 2021, the Group held $640 million (31 December 2020: $484 million) of net financial instruments at fair value within level 3 from continuing operations. This represents less than 0.5 per cent of the total fair valued financial assets, net of financial liabilities, for both years.

Of this amount, equity securities from continuing operations of $1 million (31 December 2020: $2 million) are internally valued, representing less than 0.1 per cent of the total fair valued financial assets net of financial liabilities for both years. Internal valuations are inherently more subjective than external valuations. The $640 million from continuing operations (31 December 2020: $484 million) referred to above includes the following items:

-	Equity securities and holdings in collective investment schemes of $577 million (31 December 2020: $445 million) consisting primarily of property and infrastructure funds held by the participating funds, which are externally valued using the net asset value of the invested entities; and
-	Other sundry individual financial instruments of a net asset of $63 million (31 December 2020: net asset of $39 million).

Of the net assets from continuing operations of $640 million (31 December 2020: $484 million) referred to above:

-	A net asset of $506 million (31 December 2020: $395 million) is held by the participating funds and therefore shareholders’ profit and equity are not impacted by movements in the valuation of these financial instruments; and
-	A net asset of $129 million (31 December 2020: $89 million) is held to support non-linked shareholder-backed business, of which $112 million (31 December 2020: $89 million) are externally valued and are therefore inherently less subjective than internal valuations. If the value of all these level 3 financial instruments decreased by 20 per cent, the change in valuation would be $(26) million (31 December 2020: $(18) million), which would reduce shareholders’ equity by this amount before tax. All of this amount would pass through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted operating profit.

Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

	2021 $m
		Equity
		securities
		and holdings
		in collective
Reconciliation of movements in level 3 assets		investment	Debt	US
and liabilities measured at fair value	Loans	schemes	securities	(discont’d)	Group total
Balance at 1 Jan	6	445	33	1,370	1,854
Removal of discontinued US operations	—	—	—	(1,370)	(1,370)
Total (losses) gains in income statementnote	(1)	6	(3)	—	2
Total losses recorded in other comprehensive income	—	(5)	(2)	—	(7)
Purchases and other additions	—	143	—	—	143
Transfers (out of) into level 3	—	(12)	30	—	18
Balance at 31 Dec	5	577	58	—	640

	2020 $m
				Net asset
				value
		Equity		attributable
		securities		to unit
		and holdings		holders of
		in collective		consolidated
Reconciliation of movements in level 3 assets		investment	Debt	investment	US
and liabilities measured at fair value	Loans	schemes	securities	funds	(discont’d)	Group total
Balance at 1 Jan	—	264	6	(2)	1,140	1,408
Total gains (losses) in income statementnote	—	49	(5)	2	(72)	(26)
Total gains (losses) recorded in other comprehensive income	—	9	—	—	(2)	7
Purchases	—	255	—	—	363	618
Sales	—	(132)	—	—	(123)	(255)
Issues	6	—	—	—	(204)	(198)
Settlements	—	—	—	—	247	247
Transfers into level 3	—	—	32	—	21	53
Balance at 31 Dec	6	445	33	—	1,370	1,854

Note

Of the total net gain in the income statement of $2 million from continuing operations in 2021 (2020: $46 million), $2 million (2020: $12 million) relates to net unrealised gains and losses of financial instruments still held at the end of the year, which can be analysed as follows:

	2021 $m	2020 $m
Loans	(1)	—
Equity securities and holdings in collective investment schemes	6	11
Debt securities	(3)	1
Total continuing operations	2	12

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2021 $m	2020 $m
Loans	(1)	—
Equity securities and holdings in collective investment schemes	6	11
Debt securities	(3)	1
Total continuing operations	2	12

Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost which approximates fair value.

	31 Dec 2021 $m				31 Dec 2020 $m
	Level 2	Level 3			Level 2	Level 3
	Valuation	Valuation			Valuation	Valuation
	based on	based on			based on	based on
	significant	significant			significant	significant
	observable	unobservable			observable	unobservable
	market	market	Fair	Carrying	market	market	Fair	Carrying
	inputs	inputs	value	value	inputs	inputs	value	value
Assets
Loans	2,152	—	2,152	1,941	2,026	—	2,026	1,826
Liabilities	—	—	—	—	—	—	—	—
Core structural borrowings of shareholder-financed businesses	(6,565)	—	(6,565)	(6,127)	(7,178)	—	(7,178)	(6,383)
Operational borrowings (excluding lease liabilities)	(514)	—	(514)	(514)	(501)	—	(501)	(501)
Obligations under funding, securities lending and sale and repurchase agreements	(223)	—	(223)	(223)	(231)	—	(231)	(271)
Total continuing operations	(5,150)	—	(5,150)	(4,923)	(5,884)	—	(5,884)	(5,329)
Discontinued US operations					(2,899)	(2,617)	(5,516)	(5,497)
Total Group					(8,783)	(2,617)	(11,400)	(10,826)